State Street Aggregate Bond Index Fund Annual Fund Operating Expenses - State Street Aggregate Bond Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.025%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.298%	[1]
Expenses (as a percentage of Assets)	0.573%
Fee Waiver or Reimbursement	(0.098%)	[2],[3]
Net Expenses (as a percentage of Assets)	0.475%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.025%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.298%	[1]
Expenses (as a percentage of Assets)	0.323%
Fee Waiver or Reimbursement	(0.098%)	[2],[3]
Net Expenses (as a percentage of Assets)	0.225%
Class K
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.025%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.098%	[1]
Expenses (as a percentage of Assets)	0.123%
Fee Waiver or Reimbursement	(0.098%)	[2],[3]
Net Expenses (as a percentage of Assets)	0.025%

[1]	Other Expenses have been restated to reflect current fees.
[2]	SSGA FM is contractually obligated to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio's investments in acquired funds held for other than cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund's/Portfolio's Board of Trustees.
[3]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2027, separately with respect to each of the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund or the Portfolio, and/or (ii) to reimburse the Fund or the Portfolio to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.025% of the Fund's or the Portfolio's average daily net assets on an annual basis (for avoidance of doubt, the waiver and/or reimbursement is inclusive of all the allocation of expenses from the Portfolio). This waiver and/or reimbursement may not be terminated prior to April 30, 2027 except with approval of the Fund's/Portfolio's Board of Trustees.